Loans (Tables)	6 Months Ended
Mar. 31, 2025
Loans
Schedule of loan portfolio disaggregated by location of booking office and product type

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 25	Mar 25
$m	2025	2024	2024	- Sept 24	- Mar 24
Australia
Housing	510,182	503,271	495,058	1	3
Personal	9,365	10,174	10,863	(8)	(14)
Business	204,642	195,483	183,883	5	11
Total Australia	724,189	708,928	689,804	2	5
New Zealand
Housing	63,191	62,484	61,859	1	2
Personal	1,068	1,058	1,081	1	(1)
Business	30,413	31,055	30,428	(2)	-
Total New Zealand	94,672	94,597	93,368	-	1
Total other overseas	10,525	7,810	6,249	35	68
Gross loans	829,386	811,335	789,421	2	5
Provision for ECL on loans (Note 9)	(4,578)	(4,568)	(4,582)	-	-
Total loans[a,b]	824,808	806,767	784,839	2	5

a.

Total loans included Australian securitised residential loans of $6,066 million as at 31 March 2025 (30 September 2024: $5,185 million, 31 March 2024: $5,821 million). The level of securitised loans excludes loans where Westpac is the holder of related debt securities.

b.	Total loans included assets pledged for the covered bond programs of $41,845 million as at 31 March 2025 (30 September 2024: $42,228 million, 31 March 2024: $43,779 million).